Other Accrued Liabilities Reported on Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued compensation	$ 17,068	$ 19,581	$ 18,931
Accrued interest	91,351	55,170	62,999
Other	422	1,147	509
Other accrued liabilities	$ 108,841	$ 75,898	$ 82,439